Schedule of pricing model with weighted average assumptions for share option granted (Details) - Share	12 Months Ended
	May 31, 2019	May 31, 2018
Disclosure of classes of share capital [Abstract]
Risk free interest rate	2.05%	1.65%
Expected dividend yield	2.35%	0.00%
Expected stock price volatility	67.00%	74.00%
Expected life in years	5	5
Forfeiture rate	0.00%	0.00%